UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-498
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                             AXP STOCK SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     9/30
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Date of reporting period:   12/31
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

                                   AXP(R) STOCK FUND

                              A FEEDER FUND INVESTING IN

                                   EQUITY PORTFOLIO

                          PORTFOLIO HOLDINGS AT DEC. 31, 2004

Investments in Securities

AXP Equity Portfolio

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.1%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (4.5%)
Boeing                                        115,460              $5,977,364
General Dynamics                               10,866               1,136,584
Honeywell Intl                                 36,399               1,288,889
Lockheed Martin                               247,686              13,758,957
Raytheon                                       62,202               2,415,304
Rockwell Automation                           600,000              29,730,000
Rockwell Collins                               23,054                 909,250
United Technologies                           433,220              44,773,286
Total                                                              99,989,634

Automotive & related (0.6%)
Dana                                           30,576                 529,882
Delphi                                        111,477               1,005,523
Ford Motor                                    212,781               3,115,114
General Motors                                151,189               6,056,631
Genuine Parts                                  42,125               1,856,028
Johnson Controls                               25,635               1,626,284
Total                                                              14,189,462

Banks and savings & loans (5.6%)
Bank of America                             1,304,709              61,308,276
Bank of New York                               31,646               1,057,609
Comerica                                       33,526               2,045,757
First Horizon Natl                             18,047                 778,006
Natl City                                     146,869               5,514,931
US Bancorp                                    700,000              21,924,000
Washington Mutual                             173,228               7,324,080
Wells Fargo & Co                              400,000              24,860,000
Total                                                             124,812,659

Beverages & tobacco (2.0%)
Altria Group                                  483,218              29,524,619
Coca-Cola                                     256,089              10,660,985
Coca-Cola Enterprises                          86,950               1,812,908
Reynolds American                              33,230               2,611,878
Total                                                              44,610,390

Broker dealers (1.4%)
Bear Stearns Companies                         16,407               1,678,600
JPMorgan Chase & Co                           260,517              10,162,768
Lehman Brothers Holdings                       23,750               2,077,650
Morgan Stanley                                300,000              16,656,000
Total                                                              30,575,018

Building materials & construction (0.2%)
American Standard
  Companies                                    33,230(b)            1,373,064
Masco                                          47,016               1,717,494
Sherwin-Williams                               12,550                 560,107
Total                                                               3,650,665

Chemicals (2.9%)
Air Products & Chemicals                      400,000              23,188,000
Dow Chemical                                  600,000              29,705,999
Eastman Chemical                               12,819                 740,041
EI du Pont de Nemours & Co                    200,000               9,810,000
Engelhard                                      19,253                 590,490
Total                                                              64,034,530

Computer hardware (3.1%)
Apple Computer                                153,826(b)            9,906,394
Cisco Systems                                 215,525(b)            4,159,633
Dell                                          700,000(b)           29,498,000
EMC                                         1,000,000(b)           14,870,000
Sun Microsystems                            2,000,000(b)           10,760,000
Total                                                              69,194,027

Computer software & services (6.6%)
Autodesk                                      155,734               5,910,105
Automatic Data Processing                      32,245               1,430,066
Computer Sciences                             200,000(b)           11,274,000
Convergys                                      40,151(b)              601,863
Electronic Data Systems                        76,379               1,764,355
First Data                                     59,131               2,515,433
Google Cl A                                    80,000(b,d)         15,448,000
Intl Business Machines                        300,000              29,574,000
Microsoft                                   2,500,000              66,775,000
NCR                                            10,806(b)              748,099
Oracle                                        680,701(b)            9,339,218
Symantec                                       95,930(b)            2,471,157
Total                                                             147,851,296

Electronics (1.7%)
Maxim Integrated Products                     400,000              16,956,000
Xerox                                         400,000(b)            6,804,000
Xilinx                                        500,000              14,825,000
Total                                                              38,585,000

Energy (7.3%)
Amerada Hess                                   33,917               2,794,082
Anadarko Petroleum                             87,059               5,642,294
Apache                                        300,000              15,171,000
Ashland                                         6,741                 393,540
Burlington Resources                           65,069               2,830,502
ChevronTexaco                                 170,600               8,958,206
ConocoPhillips                                364,709              31,667,682
Devon Energy                                   94,734               3,687,047
EnCana                                        300,000(c)           17,118,000
Exxon Mobil                                 1,229,122              63,004,794
Marathon Oil                                   28,467               1,070,644
Occidental Petroleum                          115,709               6,752,777
Sunoco                                         11,954                 976,761
Valero Energy                                  66,405               3,014,787
Total                                                             163,082,116

Energy equipment & services (0.8%)
Baker Hughes                                   31,838               1,358,527
BJ Services                                    26,658               1,240,663
Schlumberger                                  100,000               6,695,000
Transocean                                    200,000(b)            8,478,001
Total                                                              17,772,191

Finance companies (1.7%)
Citigroup                                     763,302(f)           36,775,890
MGIC Investment                                28,521               1,965,382
Total                                                              38,741,272

See accompanying notes to investments in securities.

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1   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                        Shares                  Value(a)

Financial services (2.7%)
Capital One Financial                         200,000             $16,842,000
Countrywide Financial                         199,070               7,367,581
Fannie Mae                                    217,300              15,473,933
Goldman Sachs Group                           100,000              10,404,000
MBNA                                          400,000              11,276,000
Total                                                              61,363,514

Food (1.5%)
Kellogg                                       300,000              13,398,000
WM Wrigley Jr                                 300,000              20,757,000
Total                                                              34,155,000

Furniture & appliances (0.1%)
Black & Decker                                 14,300               1,263,119
Stanley Works                                  23,118               1,132,551
Whirlpool                                       9,416                 651,681
Total                                                               3,047,351

Health care products (6.7%)
Amgen                                         100,000(b)            6,415,000
Becton, Dickinson & Co                         77,245               4,387,516
Biogen Idec                                   109,556(b)            7,297,525
Biomet                                         15,257                 662,001
Boston Scientific                             400,000(b)           14,220,000
Bristol-Myers Squibb                           30,259                 775,236
CR Bard                                        14,293                 914,466
Gilead Sciences                               447,067(b)           15,642,874
Johnson & Johnson                           1,244,169(f)           78,905,199
Medtronic                                      67,081               3,331,913
Merck & Co                                    359,150              11,543,081
Schering Plough                               131,921               2,754,510
Zimmer Holdings                                54,155(b)            4,338,899
Total                                                             151,188,220

Health care services (3.0%)
Aetna                                         200,000              24,950,000
Cardinal Health                                38,422               2,234,239
Caremark Rx                                   200,000(b)            7,886,000
Tenet Healthcare                              120,323(b)            1,321,147
UnitedHealth Group                            300,000              26,409,000
WellPoint                                      46,308(b)            5,325,420
Total                                                              68,125,806

Home building (0.3%)
Centex                                         31,880               1,899,410
KB HOME                                        17,711               1,849,028
Pulte Homes                                    29,157               1,860,217
Total                                                               5,608,655

Household products (3.0%)
Avon Products                                  61,349               2,374,206
Clorox                                        200,000              11,786,000
Colgate-Palmolive                             500,000              25,580,000
Gillette                                      126,833               5,679,582
Procter & Gamble                              400,000              22,032,000
Total                                                              67,451,788

Indexes (1.6%)
Nasdaq-100 Index Tracking                     900,000(d)           35,919,000

Industrial transportation (1.0%)
FedEx                                          32,233               3,174,628
Norfolk Southern                               66,499               2,406,599
United Parcel Service Cl B                    200,000              17,092,000
Total                                                              22,673,227

Insurance (1.2%)
ACE                                            12,982(c)              554,981
Allstate                                       84,967               4,394,493
Ambac Financial Group                          14,927               1,225,955
Aon                                            68,918               1,644,383
CIGNA                                          63,848               5,208,082
Hartford Financial Services
  Group                                        17,947               1,243,907
Jefferson-Pilot                                14,239                 739,858
Lincoln Natl                                   13,175                 615,009
Loews                                          46,908               3,297,632
Marsh & McLennan
  Companies                                    36,839               1,212,003
MBIA                                           13,375                 846,370
Principal Financial Group                      26,413               1,081,348
Prudential Financial                           46,152               2,536,514
Torchmark                                      35,826               2,047,098
UnumProvident                                  76,942               1,380,339
Total                                                              28,027,972

Leisure time & entertainment (1.5%)
Brunswick                                      14,491                 717,305
Eastman Kodak                                 115,450               3,723,263
Harley-Davidson                                70,005               4,252,804
Mattel                                         29,992                 584,544
Viacom Cl B                                   700,000              25,472,999
Total                                                              34,750,915

Lodging & gaming (2.2%)
Harrah's Entertainment                        200,000              13,378,000
Intl Game Technology                          500,000              17,190,000
Marriott Intl Cl A                            300,000              18,894,000
Total                                                              49,462,000

Machinery (1.3%)
Caterpillar                                   300,000              29,253,000
Parker Hannifin                                 4,976                 376,882
Total                                                              29,629,882

Media (2.8%)
eBay                                          233,728(b)           27,177,892
McGraw-Hill Companies                         200,000              18,308,000
Yahoo!                                        471,769(b)           17,776,256
Total                                                              63,262,148

Metals (0.1%)
Phelps Dodge                                    7,248                 716,972
United States Steel                            12,985                 665,481
Total                                                               1,382,453

Multi-industry (9.2%)
3M                                            343,533              28,193,753
Accenture Cl A                                400,000(b,c)         10,800,000
Danaher                                       400,000              22,964,000
Emerson Electric                                8,368                 586,597
General Electric                            2,500,000              91,250,000
Monsanto                                       36,220               2,012,021
Textron                                        14,491               1,069,436
Tyco Intl                                   1,359,622(c)           48,592,890
Total                                                             205,468,697

Paper & packaging (0.1%)
Ball                                           14,586                 641,492
Georgia-Pacific                                39,715               1,488,518
Louisiana-Pacific                              23,721                 634,300
Temple-Inland                                   8,123                 555,613
Total                                                               3,319,923

Precious metals (1.1%)
Barrick Gold                                  400,000(c)            9,688,000
Freeport-McMoRan
  Copper & Gold Cl B                          400,000              15,292,000
Total                                                              24,980,000

Restaurants (0.2%)
Starbucks                                      81,534(b)            5,084,460

Retail -- drugstores (--%)
CVS                                            17,546                 790,798

Retail -- general (7.3%)
Gap                                            65,962               1,393,117
Home Depot                                  1,205,998(f)           51,544,355
JC Penney                                      69,730               2,886,822
May Dept Stores                                22,444                 659,854
Nordstrom                                     210,761               9,848,862
OfficeMax                                      16,303                 511,588
Sears, Roebuck and Co                          69,713               3,557,454
Target                                        700,000              36,351,000
Toys "R" Us                                    43,276(b)              885,860
Wal-Mart Stores                             1,043,723              55,129,448
Total                                                             162,768,360

Retail -- grocery (0.9%)
Albertson's                                    82,337               1,966,208
Kroger                                        127,460(b)            2,235,648
Safeway                                       114,493(b)            2,260,092
SUPERVALU                                     400,000              13,808,000
Total                                                              20,269,948

Telecom equipment & services (3.7%)
Corning                                     1,600,000(b)           18,832,000
Motorola                                    1,400,200              24,083,440
QUALCOMM                                      919,665              38,993,796
Tellabs                                        59,083(b)              507,523
Total                                                              82,416,759

Textiles & apparel (0.2%)
Liz Claiborne                                  15,157                 639,777
Nike Cl B                                      25,940               2,352,499
VF                                             16,538                 915,874
Total                                                               3,908,150

See accompanying notes to investments in securities.

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2   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                        Shares                  Value(a)

Utilities -- electric (3.1%)
American Electric Power                        21,814                $749,093
CenterPoint Energy                             81,337                 919,108
DTE Energy                                     20,212                 871,744
Duke Energy                                    51,250               1,298,163
Edison Intl                                   108,510               3,475,575
PG&E                                           98,490(b)            3,277,747
PPL                                           300,000              15,984,000
Public Service Enterprise
  Group                                        28,797               1,490,821
Southern                                      500,000              16,760,000
TECO Energy                                    42,883                 657,825
TXU                                           358,965(d)           23,174,780
Total                                                              68,658,856

Utilities -- telephone (2.9%)
AT&T                                          153,122               2,918,505
BellSouth                                     393,898              10,946,425
SBC Communications                            363,825               9,375,770
Sprint                                        210,434               5,229,285
Verizon Communications                        914,033              37,027,478
Total                                                              65,497,463

Total common stocks
(Cost: $1,905,268,301)                                         $2,156,299,605

Preferred stocks (2.3%)
Issuer                                        Shares                  Value(a)

Public Service Enterprise Group
  10.25% Cv                                   415,000             $27,937,800
Schering-Plough
  6.00% Cv                                    440,000              24,614,920

Total preferred stocks
(Cost: $43,382,290)                                               $52,552,720

Short-term securities (2.7%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (2.5%)
Federal Natl Mtge Assn Disc Nts
  01-05-05                2.00%           $15,000,000             $14,995,841
  01-25-05                2.20             12,700,000              12,680,597
  02-01-05                2.27             15,800,000              15,768,155
  02-23-05                2.22              5,100,000               5,083,052
  03-09-05                2.25              6,600,000               6,572,115
Total                                                              55,099,760

Commercial paper (0.2%)
Alpine Securitization
  01-03-05                2.20              4,600,000               4,599,157

Total short-term securities
(Cost: $59,700,545)                                               $59,698,917

Total investments in securities
(Cost: $2,008,351,136)(g)                                      $2,268,551,242

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2004, the value of foreign securities represented 3.9% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.4% of net assets. 0.3% of net assets is the Portfolio's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts
      Purchase contracts
      S&P 500 Index, March 2005                                            28

(g) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $2,008,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $282,161,000
      Unrealized depreciation                                     (21,961,000)
                                                                  -----------
      Net unrealized appreciation                                $260,200,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6351-80 A (2/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STOCK SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2005